Borrowings and Debt Securities (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings and Debt Securities [Abstract]
Borrowings and Debt Securities
Borrowings and debt securities as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Current liabilities
Short-term borrowings	￦	805,523	1,038,328
Current portion of long-term borrowings		310,977	128,543
Current portion of debt securities		7,825,310	7,961,182
Less : Current portion of discount on long-term borrowings		(979)	(886)
Less : Current portion of discount on debt securities		(1,753)	(3,882)

		8,939,078	9,123,285

Non-current liabilities
Long-term borrowings		1,799,750	2,455,737
Debt securities		43,012,960	43,270,825
Less : Discount on long-term borrowings		(25,859)	(21,113)
Less : Discount on debt securities		(86,880)	(81,424)
Add: Premium on debt securities		156	82

		44,700,127	45,624,107

	￦	53,639,205	54,747,392

Repayment schedule of borrowings and debt securities
Repayment schedule of borrowings and debt securities as of December 31, 2016 and 2017 are as follows:

2016
Type		Borrowings	Debt Securities
		In millions of won
Less than 1 year	￦	1,116,500	7,825,310
1~ 5 years		295,162	24,462,410
Over 5 years		1,504,588	18,550,550

	￦	2,916,250	50,838,270

2017
Type		Borrowings	Debt Securities
		In millions of won
Less than 1 year	￦	1,166,871	7,961,182
1~ 5 years		1,117,222	25,047,075
Over 5 years		1,338,515	18,223,750

	￦	3,622,608	51,232,007

Short-term borrowings
Short-term borrowings as of December 31, 2016 and 2017 are as follows:

2016
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency
	In millions of won and thousands of foreign currencies
Local short-term borrowings	Woori Investment Bank and others	1.54~2.51	2017.01.25~ 2017.09.13	—	￦	436,800
Foreign short-term borrowings	SCNT and others	1.58~6.50	2017.03.30~ 2017.12.03	USD 35,086		42,401
Foreign short-term borrowings	Export-import Bank of Korea	3M Libor+0.54~0.63	2017.05.17~ 2017.12.18	AUD 311,174		271,360
Local bank overdraft	Nonghyup Bank	2.45	2017.01.05	—		37,000
Local bank overdraft	Woori Bank	Standard overdraft rate+1.12	2017.02.25	—		17,962

					￦	805,523

2017
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency
	In millions of won and thousands of foreign currencies
Local short-term borrowings	KTB Investment and securities and others	1.57~2.47	2018.01.12~ 2018.09.19	—	￦	686,561
Foreign short-term borrowings	SCNT and others	4.60~6.50	2018.12.03	USD 8,955		9,594
Foreign short-term borrowings	Export-import Bank of Korea	3M Libor+0.41~0.63	2018.12.18	AUD 327,259		273,314
Local bank overdraft	Nonghyup Bank	3.04	2018.01.02			51,300
Local bank overdraft	Woori Bank	Standard overdraft rate+1.12	2018.02.27	—		17,559

					￦	1,038,328

Long-term borrowings
Long-term borrowings as of December 31, 2016 and 2017 are as follows:

2016
Type		Interest rate (%)	Maturity	Foreign currency	Local currency
		In millions of won and thousands of foreign currencies
Local long-term borrowings
Korea Development Bank	Others	0.50	2018~2044	—	￦	5,663
	Facility	2.45~4.60	2023~2028	—		61,835
	Facility	1yr KoFC bond rate +0.31	2018	—		125,000
	Operating funds	2.75	2018	—		12,000
KEB Hana Bank	Commercial Paper	3M CD+0.14	2017	—		100,000
	Facility	4.60	2028	—		16,851
	Facility	3yr KTB rate -1.25	2017~2028	—		9,655
IBK	PF Refinancing	CD+1.25	2030	—		22,500
Export-Import Bank of Korea	Project loans	1.50	2026	—		30,935
Korea Resources Corporation	Development of power resources	3yr KTB rate -2.25	2022~2025	—		14,039
	Facility	3yr KTB rate -2.25	2017~2024	—		3,842
	Project loans	—	2022~2025	—		3,733
	Others	KTB rate -2.25	2024~2025	—		12,131
Shinhan Bank and others	Collateral borrowing	2.22	2017	—		30,000
	Facility	CB rate+1.10	2028	—		25,276
	Operating funds	2.70~2.86	2017~2018	—		25,000
	Others	4.10	2035	—		55,000
	Others	3yr KTB rate+1.10	2035	—		55,000
Kookmin Bank	Facility	MOR+0.62~0.79	2017~2023	—		45,000
Others	Facility	1.75~4.60	2026~2029	—		146,472
	Facility	CB rate+1.10~1.20	2022~2028	—		34,951
	PF Refinancing	4.10	2030	—		62,500
	Others	8.00	2036	—		102,347
	Others	—	2028	—		7,250

						1,006,980

Foreign long-term borrowings
Korea National Oil Corporation	Project loans	—	2021~2023	USD 8,744		10,567
Export-Import Bank of Korea and others	Direct loan and others	3M Libor+2.75~ 3.70	2027	JOD 178,892		305,332
	Commercial loan and others	3M Libor+1.50~ 2.50	2030~2033	USD 299,859		362,379
	PF Loan	6M Libor+2.50~ 2.70	2032	USD 119,647		144,594
SCNT and others	Shareholder’s loan	6.50~8.00	2023	USD 40,618		49,086
	Shareholder’s loan	8.00	2031	JOD 7,128		12,166
PT PJB	Shareholder’s loan	12.75	2019	IDR 16,705,505		1,500
Samsung Life Insurance and others	Syndicated Loan	3.10	2032	JPY 1,758,000		18,227
Woori Bank and others	Syndicated Loan	JPY 6M Libor+2.10	2032	JPY 1,172,000		12,151
SMBC and others	Equity Bridge Loan	1M Libor+0.90	2019	USD 37,978		45,897
IFC and others	Others	6M Libor+5.00	2031	PKR 11,706,160		134,972
Others	Others	—	2019	USD 5,691		6,876

						1,103,747

						2,110,727
Less : Discount of long-term borrowings						(26,838)
Less : Current portion of long-term borrowings						(310,977)
Add : Current portion of discount on long-term borrowings						979

					￦	1,773,891

2017
Type		Interest rate (%)		Maturity	Foreign currency	Local currency
		In millions of won and thousands of foreign currencies
Local long-term borrowings
Korea Development Bank	Others	0.50		2018~2044	—	￦	4,909
	Facility	2.45~4.60		2023~2028	—		68,883
	Facility	1yr KoFC bond rate +0.31		2018	—		25,000
	Operating funds	2.59~3.04		2018~2020	—		47,000
	Operating funds	1yr KoFC bond rate +0.95		2020	—		14,000
KEB Hana Bank	Commercial Paper	3M CD+0.24~0.32		2021~2022	—		400,000
	Facility	4.60		2028	—		15,038
	Facility	3yr KTB rate-1.25		2018~2028	—		8,947
IBK	PF Refinancing		CD+1.25		2030		—		22,500
Export-Import Bank of Korea	Project loans		1.50		2026		—		25,042
	Operating funds		2.21		2020		—		35,000
Korea Energy Agency(*)	Development of power resources		3yr KTB rate-2.25		2023~2025		—		6,765
	Facility		3yr KTB rate-2.25		2018~2024		—		3,121
	Project loans		—		2022~2025		—		3,733
	Others		KTB rate -2.25		2024~2028		—		18,455
Shinhan Bank	Collateral borrowing		2.32		2019		—		30,000
	Facility		CB rate +1.10		2028		—		22,557
	Operating funds		2.70		2018		—		15,000
	Others		4.10		2035		—		105,000
	Others		Standard overdraft rate +1.10		2035		—		105,000
Kookmin Bank	Facility		3.16		2020		—		10,000
	Facility		MOR+0.79		2023		—		35,000
Others	Facility		1.75~4.60		2026~2029		—		148,423
	Facility		CB rate +1.10~1.20		2022~2028		—		46,278
	PF Refinancing		4.10		2030		—		62,500
	Others		4.50~8.00		2022~2039		—		102,346

									1,380,497

Foreign long-term borrowings
Korea Energy Agency(*)	Project loans		—		2021~2023		USD 8,744		9,368
Export-Import Bank of Korea and others	Direct loan and others		1M Libor+1.80~3.20		2036		USD 64,913		69,548
	Direct loan and others		3M Libor+2.75~3.70		2027		JOD 168,663		254,514
	Commercial loan and others		3M Libor+1.50~2.50		2030~2033		USD 289,026		309,662
	PF Loan		6M Libor+1.70~2.50		2032		USD 123,253		132,054
SCNT and others	Shareholder’s loan		6.50~8.00		2023		USD 41,718		44,697
	Shareholder’s loan		8.00		2031		JOD 5,136		7,750
PT PJB	Shareholder’s loan		12.75		2019		IDR 10,932,568		864
Samsung Life Insurance and others	Syndicated Loan		3.10		2032		JPY 5,325,000		50,540
Woori Bank and others	Syndicated Loan		JPY 6M Libor+2.00		2032		JPY 3,435,000		32,602
SMBC and others	Equity Bridge Loan		1M Libor+0.90		2019		USD 70,986		76,054
IFC and others	Others		6M Libor+5.00		2031		PKR 16,652,350		161,195
Federal Financing Bank	PF loan		2.39		2031		USD 48,366		51,819
Others	Others		—		2019		USD 2,907		3,116

									1,203,783

									2,584,280
Less : Discount of long-term borrowings									(21,999)
Less : Current portion of long-term borrowings									(128,543)
Add : Current portion of discount on long-term borrowings									886

								￦	2,434,624

(*)	As of July 1, 2017, loan business for energy-related projects has been integrated into Korea Energy Agency in accordance with the Korean government’s restructuring of the public institutions.

Local debt securities
Local debt securities as of December 31, 2016 and 2017 are as follows:

	Issue date	Maturity	Interest rate (%)		2016	2017
	In millions of won
Electricity Bonds	2009.12.03~ 2017.12.14	2018.01.07~ 2037.09.18	1.62~5.45	￦	19,860,000	20,700,000
Electricity Bonds	2013.06.25	2018.06.25	3M CD+0.31		310,000	150,000
Corporate Bonds(*1)	2009.05.04~ 2017.11.10	2018.01.18~ 2047.10.17	1.36~5.84		19,552,708	21,122,708

					39,722,708	41,972,708
Less : Discount on local debt securities					(34,667)	(37,816)
Less : Current portion of local debt securities					(5,650,010)	(5,200,000)
Add : Current portion of discount on local debt securities					728	923

				￦	34,038,759	36,735,815

(*1)	Corporate Bonds of HeeMang Sunlight Power Co., Ltd (￦2,697 million) can be redeemed every March 31 after five years from its issue date, March 31, 2016.

Foreign debt securities
Foreign debt securities as of December 31, 2016 and 2017 are as follows:

	2016
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency
	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~ 1996.12.06	2026.12.06~ 2096.04.01	6.00~8.37	USD 249,068	￦	300,999
FY-97	1997.01.31~ 1997.08.04	2027.02.01~ 2027.08.01	6.75~7.00	USD 314,717		380,335
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		346,743
FY-08	2008.11.27	2018.11.27	4.19	JPY 20,000,000		207,362
FY-11	2011.07.13~ 2011.07.29	2017.01.30~ 2021.07.13	3.63~4.75	USD 800,000		966,800
FY-12	2012.05.10~ 2012.09.19	2017.05.10~ 2022.09.19	2.50~3.13	USD 1,750,000		2,114,875
FY-13	2013.02.05~ 2013.11.27	2018.02.05~ 2018.11.27	1.88~2.88	USD 1,900,000		2,296,150
FY-13	2013.09.26~ 2013.10.23	2019.03.26~ 2019.04.23	1.50~1.63	CHF 400,000		472,532
FY-13	2013.09.25	2020.09.25	5.75	AUD 325,000		283,416
FY-13	2013.02.20~ 2013.07.25	2018.02.20~ 2018.07.25	3M Libor+0.84~1.50	USD 500,000		604,250
FY-14	2014.02.11~ 2014.12.02	2019.02.11~ 2029.07.30	2.38~3.57	USD 1,500,000		1,812,750
FY-14	2014.01.28~ 2014.07.31	2017.01.28~ 2017.07.31	3M Libor+0.55~1.05	USD 500,000		604,250
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		362,550
FY-16	2016.01.21	2021.07.21	2.50	USD 300,000		362,550

						11,115,562
Less : Discount on foreign debt securities						(53,966)
Add : Premium on foreign debt securities						156
Less : Current portion of foreign debt securities						(2,175,300)
Add : Current portion of discount on foreign debt securities						1,025

					￦	8,887,477

	2017
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency
	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~ 1996.12.06	2026.12.01~ 2096.04.01	6.00~8.37	USD 249,070	￦	266,854
FY-97	1997.01.31~ 1997.08.04	2027.02.01~ 2027.08.01	6.75~7.00	USD 314,717		337,188
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		307,406
FY-08	2008.11.27	2018.11.27	4.19	JPY 20,000,000		189,822
FY-11	2011.07.13	2021.07.13	4.75	USD 500,000		535,700
FY-12	2012.09.19	2022.09.19	3	USD 750,000		803,550
FY-13	2013.02.05~ 2013.11.27	2018.02.05~ 2018.11.27	1.88~2.88	USD 1,900,000		2,035,660
FY-13	2013.09.26~ 2013.10.23	2019.03.26~ 2019.04.23	1.50~1.63	CHF 400,000		437,888
FY-13	2013.09.25	2020.09.25	5.75	AUD 325,000		271,427
FY-13	2013.02.20~ 2013.07.25	2018.02.20~ 2018.07.25	3M Libor+0.84~1.50	USD 500,000		535,700
FY-14	2014.02.11~ 2014.12.02	2019.02.11~ 2029.07.30	2.38~3.57	USD 1,500,000		1,607,100
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		321,420
FY-16	2016.01.21	2021.07.21	2.5	USD 300,000		321,420
FY-17	2017.04.12~ 2017.07.25	2020.04.12~ 2027.07.25	2.38~3.13	USD 1,100,000		1,178,540
FY-17	2017.10.30	2037.10.30	1.7	EUR 40,000		51,170
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		58,454

						9,259,299
Less : Discount on foreign debt securities						(47,490)
Add : Premium on foreign debt securities						82
Less : Current portion of foreign debt securities						(2,761,182)
Add : Current portion of discount on foreign debt securities						2,959

					￦	6,453,668

Changes in borrowings and debt securities
Changes in borrowings and debt securities for the year ended December 31, 2017 are as follows:

Beginning balance	Cash flow	Effect of exchange rate fluctuations	Others	Ending balance
In millions of won
53,639,205	2,269,513	(1,169,418)	8,092	54,747,392